UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
                                                  ---------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       850 Third Avenue, 21st Floor
               New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         212-848-0677

Signature, Place, and Date of Signing:

/s/ Joseph Edelman              New York, NY                   2/14/07
-------------------             ------------                   --------
  [Signature]                   [City, State]                  [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                                                                               VOTING
                                                               VALUE  SHARES /  SH / PUT / INVSTMT  OTHER     AUTHORITY
           NAME OF ISSUER       TITLE OF CLASS    CUSIP     x($1000)  PRN AMT  PRN CALL  DISCRETN MANAGERS       SOLE   SHARED  NONE
--------------------------------------------------------------------- --------- ------ --------------------------------------------
CONSOLIDATED WATER CO INC      ORD               G23773107       338     13,550     SH      SOLE      NA        13,550    0      0
ORTHOFIX INTL N V              COM               N6748L102       270      5,400     SH      SOLE      NA         5,400    0      0
ATS MED INC                    COM               002083103     3,495  1,688,592     SH      SOLE      NA     1,688,592    0      0
ABIOMED INC                    COM               003654100     3,013    213,700     SH      SOLE      NA       213,700    0      0
ABRAXIS BIOSCIENCE INC         COM               00383E106       861     31,500     SH      SOLE      NA        31,500    0      0
ACADIA PHARMACEUTICALS INC     COM               004225108     6,183    703,469     SH      SOLE      NA       703,469    0      0
ADOLOR CORP                    COM               00724X102     3,782    502,896     SH      SOLE      NA       502,896    0      0
ADVANCED MAGNETICS INC         COM               00753P103    20,829    348,771     SH      SOLE      NA       348,771    0      0
ALEXION PHARMACEUTICALS INC    COM               015351109     4,221    104,500     SH      SOLE      NA       104,500    0      0
AMGEN INC                      COM               031162100    32,233    471,865     SH      SOLE      NA       471,865    0      0
AMYLIN PHARMACEUTICALS INC     COM               032346108       343      9,500     SH      SOLE      NA         9,500    0      0
ANTIGENICS INC DEL             COM               037032109       174     95,000     C       SOLE      NA        95,000    0      0
ARQULE INC                     COM               04269E107     2,643    446,375     SH      SOLE      NA       446,375    0      0
ARRAY BIOPHARMA INC            COM               04269X105     1,157     89,585     SH      SOLE      NA        89,585    0      0
ATHEROGENICS INC               COM               047439104     2,507    253,000     P       SOLE      NA       253,000    0      0
ATHEROGENICS INC               COM               047439104    21,919  2,212,000     SH      SOLE      NA     2,212,000    0      0
AVANIR PHARMACEUTICALS         CL A NEW          05348P401       225     97,500     C       SOLE      NA        97,500    0      0
AVANIR PHARMACEUTICALS         CL A NEW          05348P401       274    118,800     P       SOLE      NA       118,800    0      0
BIOENVISION INC                COM               09059N100     4,841  1,043,382     SH      SOLE      NA     1,043,382    0      0
BIOMARIN PHARMACEUTICAL INC    COM               09061G101         2        100     SH      SOLE      NA           100    0      0
BIOGEN IDEC INC                COM               09062X103     2,337     47,504     SH      SOLE      NA        47,504    0      0
BOSTON SCIENTIFIC CORP         COM               101137107     2,518    146,566     SH      SOLE      NA       146,566    0      0
CELGENE CORP                   COM               151020104     1,093     19,000     SH      SOLE      NA        19,000    0      0
CEPHALON INC                   COM               156708109     2,007     28,500     SH      SOLE      NA        28,500    0      0
CHELSEA THERAPEUTICS INTL LT   COM               163428105       153     40,000     SH      SOLE      NA        40,000    0      0
COLLAGENEX PHARMACEUTICALS I   COM               19419B100     4,101    293,556     SH      SOLE      NA       293,556    0      0
COMMUNITY HEALTH SYS INC NEW   COM               203668108       365     10,000     SH      SOLE      NA        10,000    0      0
CONNETICS CORP                 NOTE  2.000% 3/3  208192AD6     8,436  8,500,000     SH      SOLE      NA     8,500,000    0      0
CONOR MEDSYSTEMS INC           COM               208264101       846     27,000     C       SOLE      NA        27,000    0      0
CONOR MEDSYSTEMS INC           COM               208264101       282      9,000     SH      SOLE      NA         9,000    0      0
CORCEPT THERAPEUTICS INC       COM               218352102        22     18,100     SH      SOLE      NA        18,100    0      0
CYBERONICS INC                 COM               23251P102         2        100     P       SOLE      NA           100    0      0
CYTOGEN CORP                   COM NEW           232824300       242    103,840     SH      SOLE      NA       103,840    0      0
DAVITA INC                     COM               23918K108       512      9,000     SH      SOLE      NA         9,000    0      0
DENDREON CORP                  COM               24823Q107       396     95,000     C       SOLE      NA        95,000    0      0
DEPOMED INC                    COM               249908104     4,358  1,263,050     SH      SOLE      NA     1,263,050    0      0
DISCOVERY LABORATORIES INC N   COM               254668106        85     36,000     SH      SOLE      NA        36,000    0      0
ELAN PLC                       ADR               284131208       199     13,500     SH      SOLE      NA        13,500    0      0
ENCYSIVE PHARMACEUTICALS INC   COM               29256X107        11      2,500     SH      SOLE      NA         2,500    0      0
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0  293904AB4    20,012 20,846,000     SH      SOLE      NA    20,846,000    0      0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR     338488109       326     10,900     SH      SOLE      NA        10,900    0      0
GEN-PROBE INC NEW              COM               36866T103    11,490    219,400     SH      SOLE      NA       219,400    0      0
GENITOPE CORP                  COM               37229P507       502    142,500     C       SOLE      NA       142,500    0      0
GENOMIC HEALTH INC             COM               37244C101     2,091    112,411     SH      SOLE      NA       112,411    0      0
GENTIUM S P A                  SPONSORED ADR     37250B104       204     10,000     SH      SOLE      NA        10,000    0      0
GENZYME CORP                   COM               372917104    42,313    687,124     SH      SOLE      NA       687,124    0      0
GILEAD SCIENCES INC            COM               375558103     2,431     37,439     SH      SOLE      NA        37,439    0      0
HALOZYME THERAPEUTICS INC      COM               40637H109       382     47,505     SH      SOLE      NA        47,505    0      0
HEALTH CARE REIT INC           COM               42217K106     2,646     61,500     SH      SOLE      NA        61,500    0      0
HEARUSA INC                    COM NEW           422360305       276    207,390     SH      SOLE      NA       207,390    0      0
HOLLIS-EDEN PHARMACEUTICALS    COM               435902101        53     10,000     SH      SOLE      NA        10,000    0      0
HUMANA INC                     COM               444859102     1,383     25,000     SH      SOLE      NA        25,000    0      0
ICOS CORP                      COM               449295104    14,074    416,500     SH      SOLE      NA       416,500    0      0
I-FLOW CORP                    COM NEW           449520303     5,212    348,600     SH      SOLE      NA       348,600    0      0
IMCLONE SYS INC                COM               45245W109         3         98     SH      SOLE      NA            98    0      0
IMMUNOMEDICS INC               COM               452907108     1,821    501,533     SH      SOLE      NA       501,533    0      0
INDEVUS PHARMACEUTICALS INC    NOTE  6.250% 7/1  454072AB5    38,266 30,280,000    PRN      SOLE      NA    30,280,000    0      0
INDEVUS PHARMACEUTICALS INC    COM               454072109    23,446  3,302,250     SH      SOLE      NA     3,302,250    0      0
INSPIRE PHARMACEUTICALS INC    COM               457733103       317     49,900     SH      SOLE      NA        49,900    0      0
INTUITIVE SURGICAL INC         COM NEW           46120E602       518      5,400     SH      SOLE      NA         5,400    0      0
INVITROGEN CORP                COM               46185R100     2,264     40,000     SH      SOLE      NA        40,000    0      0
ISOLAGEN INC                   NOTE  3.500%11/0  46488NAB9     3,669  5,000,000    PRN      SOLE      NA     5,000,000    0      0
JAVELIN PHARMACEUTICALS INC    COM               471894105       989    190,200     SH      SOLE      NA       190,200    0      0
LIGAND PHARMACEUTICALS INC     CL B              53220K207       504     46,000     C       SOLE      NA        46,000    0      0
LIGAND PHARMACEUTICALS INC     CL B              53220K207    18,835  1,720,007     SH      SOLE      NA     1,720,007    0      0
MGI PHARMA INC                 COM               552880106       874     47,500     SH      SOLE      NA        47,500    0      0
MANOR CARE INC NEW             COM               564055101     1,408     30,000     SH      SOLE      NA        30,000    0      0
MEDCO HEALTH SOLUTIONS INC     COM               58405U102     6,701    125,400     SH      SOLE      NA       125,400    0      0
MEDICURE INC                   COM               58469E101     1,106    913,930     SH      SOLE      NA       913,930    0      0
MEDIVATION INC                 COM               58501N101     7,679    485,395     SH      SOLE      NA       485,395    0      0
MEDTRONIC INC                  COM               585055106     1,479     27,645     SH      SOLE      NA        27,645    0      0
MERGE TECHNOLOGIES INC         COM               589981109       918    140,000     SH      SOLE      NA       140,000    0      0
METABASIS THERAPEUTICS INC     COM               59101M105        27      3,600     SH      SOLE      NA         3,600    0      0
NEOPHARM INC                   COM               640919106       555    332,500     C       SOLE      NA       332,500    0      0
NEOPHARM INC                   COM               640919106       447    267,800     SH      SOLE      NA       267,800    0      0
NEUROCRINE BIOSCIENCES INC     COM               64125C109     5,424    520,500     SH      SOLE      NA       520,500    0      0
NEUROCHEM INC                  COM               64125K101     8,154    380,000     C       SOLE      NA       380,000    0      0
NORTHFIELD LABS INC            COM               666135108     3,851    946,000     P       SOLE      NA       946,000    0      0
NORTHFIELD LABS INC            COM               666135108       281     69,000     SH      SOLE      NA        69,000    0      0
NORTHSTAR NEUROSCIENCE INC     COM               66704V101     1,347     93,692     SH      SOLE      NA        93,692    0      0
OSI PHARMACEUTICALS INC        COM               671040103     1,679     48,000     C       SOLE      NA        48,000    0      0
OMRIX BIOPHARMACEUTICALS INC   COM               681989109    14,374    475,000     SH      SOLE      NA       475,000    0      0
ONYX PHARMACEUTICALS INC       COM               683399109    10,052    950,100     C       SOLE      NA       950,100    0      0
OSCIENT PHARMACEUTICALS CORP   NOTE  3.500% 4/1  68812RAB1     3,120  4,640,000    PRN      SOLE      NA     4,640,000    0      0
PDL BIOPHARMA INC              COM               69329Y104       574     28,500     SH      SOLE      NA        28,500    0      0
PAREXEL INTL CORP              COM               699462107        42      1,434     SH      SOLE      NA         1,434    0      0
PHARMACYCLICS INC              COM               716933106     3,509    692,119     SH      SOLE      NA       692,119    0      0
PROGENICS PHARMACEUTICALS IN   COM               743187106    12,215    474,548     SH      SOLE      NA       474,548    0      0
PROTEIN DESIGN LABS INC        NOTE  2.750% 8/1  74369LAD5     1,136  1,000,000    PRN      SOLE      NA     1,000,000    0      0
RENOVIS INC                    COM               759885106     3,527  1,116,200     C       SOLE      NA     1,116,200    0      0
SCHERING PLOUGH CORP           PFD CONV MAND     806605606     1,024     18,000     SH      SOLE      NA        18,000    0      0
SEPRACOR INC                   COM               817315104    22,932    372,400     SH      SOLE      NA       372,400    0      0
SONUS PHARMACEUTICALS INC      COM               835692104     3,961    648,336     SH      SOLE      NA       648,336    0      0
SPECTRUM PHARMACEUTICALS INC   COM               84763A108     2,699    488,150     SH      SOLE      NA       488,150    0      0
TELIK INC                      COM               87959M109     5,050  1,140,000     C       SOLE      NA     1,140,000    0      0
TELIK INC                      COM               87959M109     8,135  1,836,700     P       SOLE      NA     1,836,700    0      0
TERCICA INC                    COM               88078L105       237     47,400     SH      SOLE      NA        47,400    0      0
THORATEC CORP                  COM NEW           885175307       501     28,500     SH      SOLE      NA        28,500    0      0
THRESHOLD PHARMACEUTICAL INC   COM               885807107       246     66,500     C       SOLE      NA        66,500    0      0
TRIMERIS INC                   COM               896263100       604     47,500     SH      SOLE      NA        47,500    0      0
UNITED THERAPEUTICS CORP DEL   COM               91307C102       894     16,447     SH      SOLE      NA        16,447    0      0
VANDA PHARMACEUTICALS INC      COM               921659108     1,492     60,514     SH      SOLE      NA        60,514    0      0
VIVUS INC                      COM               928551100     1,891    522,351     SH      SOLE      NA       522,351    0      0
XENOPORT INC                   COM               98411C100       739     30,090     SH      SOLE      NA        30,090    0      0

                              104                               472,186


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         104
Form 13F Information Table Value Total:         $472,186
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE